Mineral Properties and Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Plant and Equipment

15. Plant and Equipment

	Machinery and equipment	Land, buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance, January 1, 2017	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446
Additions	3,290	276	726	108	-	10,812	15,212
Disposals	(3,461)	(1,184)	(3,006)	(110)	(515)	(730)	(9,006)
Reclassifications	4,703	579	(7,253)	70	-	1,898	(3)
Balance, December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649

ACCUMULATED IMPAIRMENT
Balance, January 1, 2017	$3,776	$16,154	$2,365	$-	$475	$-	$22,770
Disposals	(1)	-	-	-	(75)	-	(76)
Impairment reversal (note 14)	(3,775)	(16,154)	(2,365)	-	(400)	-	(22,694)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-	$-

ACCUMULATED DEPRECIATION
Balance, January 1, 2017	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813
Disposals	(2,549)	(448)	(1,507)	(101)	(440)	-	(5,045)
Reclassifications	3,907	-	(3,920)	13	-	-	-
Impairment reversal (note 14)	2,449	6,484	1,253	-	251	-	10,437
Depreciation	5,899	12,838	1,316	174	553	-	20,780
Balance, December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985

NET BOOK VALUE, December 31, 2017	$34,647	$79,385	$2,425	$501	$3,785	$12,921	$133,664

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance, January 1, 2016	$28,462	$94,872	$15,476	$711	$5,215	$38,792	$183,528
Acquisition of subsidiary	6,954	-	-	-	-	-	6,954
Additions	1,627	258	368	181	2,013	21,849	26,296
Disposals	(211)	-	(106)	(64)	(75)	-	(456)
Reclassifications	20,853	36,937	110	267	657	(59,700)	(876)
Balance, December 31, 2016	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446

ACCUMULATED IMPAIRMENT
Balance, January 1, 2016	$3,784	$16,154	$2,405	$-	$483	$-	$22,826
Disposals	(8)	-	(40)	-	(8)	-	(56)
Balance, December 31, 2016	$3,776	$16,154	$2,365	$-	$475	$-	$22,770

ACCUMULATED DEPRECIATION
Balance, January 1, 2016	$14,816	$24,466	$4,387	$505	$2,845	$-	$47,019
Disposals	(199)	-	(64)	(60)	(67)	-	(390)
Reclassifications	12	2	(14)	-	-	-	-
Depreciation	3,235	9,011	2,439	131	368	-	15,184
Balance, December 31, 2016	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813

NET BOOK VALUE, December 31, 2016	$36,045	$82,434	$6,735	$519	$4,189	$941	$130,863

Mineral Properties and Exploration and Evaluation Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and Equipment

13. Mineral Properties and Exploration and Evaluation Assets

	Depletable		Not depleted
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance, January 1, 2017	$100,630	$151,259	$130,590	$1,844	$384,323
Additions	10,599	13,888	9,234	2,508	36,229
Change in rehabilitation provision	1,448	(931)	301	-	818
Disposals	-	-	-	(202)	(202)
Reclassifications	(8)	(18)	29	-	3
Balance, December 31, 2017	$112,669	$164,198	$140,154	$4,150	$421,171

ACCUMULATED IMPAIRMENT
Balance, January 1, 2017	$31,900	$-	$-	$-	$31,900
Impairment reversal (note 14)	(31,900)	-	-	-	(31,900)
Balance, December 31, 2017	$-	$-	$-	$-	$-

ACCUMULATED DEPLETION
Balance, January 1, 2017	$42,059	$46,829	$-	$-	$88,888
Impairment reversal (note 14)	13,038	-	-	-	13,038
Depletion	5,956	16,677	-	-	22,633
Balance, December 31, 2017	$61,053	$63,506	$-	$-	$124,559

NET BOOK VALUE, December 31, 2017	$51,616	$100,692	$140,154	$4,150	$296,612

	Depletable		Not depleted
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance, January 1, 2016	$92,973	$136,666	$-	$1,533	$231,172
Acquisition of subsidiary	-	-	128,687	-	128,687
Additions	7,060	14,643	1,795	942	24,440
Change in rehabilitation provision	597	(414)	108	-	291
Disposals	-	(512)	-	(631)	(1,143)
Reclassifications	-	876	-	-	876
Balance, December 31, 2016	$100,630	$151,259	$130,590	$1,844	$384,323

ACCUMULATED IMPAIRMENT
Balance, January 1, 2016	$31,900	$-	$-	$-	$31,900
Balance, December 31, 2016	$31,900	$-	$-	$-	$31,900

ACCUMULATED DEPLETION
Balance, January 1, 2016	$37,552	$33,000	$-	$-	$70,552
Depletion	4,507	13,829	-	-	18,336
Balance, December 31, 2016	$42,059	$46,829	$-	$-	$88,888

NET BOOK VALUE, December 31, 2016	$26,671	$104,430	$130,590	$1,844	$263,535

The assets of Bateas  (Caylloma) and Cuzcatlan (San Jose), and their holding companies, are pledged as security under the Company’s credit facility.

(a) Exploration and Evaluation Assets

Included in mineral properties are exploration and evaluation assets which are categorized as not  depleted other in the above tables.  The Company is currently conducting exploration and evaluation activities on the following properties:

(i)Tlacolula Property

On August 2, 2017, the Company completed a Purchase and Sale Agreement with Radius Gold Inc. to acquire the Tlacolula gold property (the “Property”) for total consideration of $1,328, comprising of $150 cash and the issuance of 239,385 common shares valued at $1,128. Radius was granted a 2% NSR royalty on the Property, of which one-half of the royalty can be purchased for $1,500.

During the year ended December 31, 2017, the Company spent $158 on the Property, which has been capitalized as part of mineral properties.

(ii) Northwest Nevada Initiative

In December 2016, the Company entered into an option agreement with an unrelated party to acquire 6,756 mineral claims in north west Nevada, USA, totaling 239,128 acres (96,773 hectares).

To maintain this agreement, the Company is required to make cash payments totaling $2,300, a combination of cash and shares of $4,100 and spend $2,000 in exploration expenditures by December 6, 2020. A further success payment is required if the Company completes an economic study on a potential mine if certain minimum technical parameters based on resource size and rate of return are met.

During the year ended December 31, 2017, the Company completed a drilling program with less than encouraging results and decided to terminate the option agreement and wrote-off the carrying value of the Property.

Balance, December 31, 2016	$200
Exploration expenditures during the year	1,410
1,610
Less: charged to exploration expenses	(1,301)
Less: transferred to accounts receivable	(109)
200
Less: write-off	(200)
Balance December 31, 2017	$-

(b) Lindero Gold Project

On July 28, 2016, Fortuna Silver Mines Inc. acquired all the issued and outstanding common shares of Goldrock Mines Corp. ("Goldrock"), a public company listed on the TSX Venture Exchange, by issuing 14,569,045 common shares and 1,514,677 warrants, exercisable at C$6.01 per common share and expiring on October 31, 2018. Goldrock's principal asset is the 100% owned Lindero Gold Project located in Salta Province, Argentina. This acquisition has been accounted for as an asset purchase, as Goldrock Mines Corp. and its subsidiaries did not meet the definition of a business as defined in IFRS 3 «Business Combinations».

The following summarizes the consideration paid and estimates of fair value of assets acquired and liabilities assumed:

Consideration:
14,569,045 common shares of the Company		$122,813
1,514,677 warrants		7,401
Costs of the transaction	8,226
Cash of Goldrock received	(528)
Costs of the transaction paid by Goldrock prior to closing	(2,822)	4,876
		$135,090

Assets acquired and liabilities assumed:
Accounts receivable		$249
Machinery and Equipment		6,954
Accounts payable		(700)
Closure and rehabilitation provisions		(100)
Lindero Gold Project		128,687
		$135,090

The cash used for the purchase of the Lindero Gold Project was as follows:

Total consideration	$135,090
less: Non-cash issuance of common shares	(122,813)
less: Non-cash issuance of warrants	(7,401)
$4,876
Comprising:
Cash transaction costs	$5,404
less: Cash of Goldrock received	(528)
$4,876

The consideration was determined based on the fair value of the Company’s shares at the closing date of the acquisition, plus the estimated fair value of warrants issued and transaction costs incurred. The warrants were accounted for under IFRS 2 «Share-based Payment», and are treated as equity settled share-based payments. The corresponding credit has been recorded in equity. The purchase price was allocated to the assets acquired and liabilities assumed on a relative fair value basis.

On September 21, 2017, the Board of Directors approved the construction of the Lindero Gold Project, and the expenditures related to this project are no longer classified as an exploration and evaluation asset.